Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 North America [Member]	Dec. 31, 2012 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Mar. 31, 2013 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 765,586	$ 762,336	$ 765,991	$ 600,316	$ 600,316	$ 600,316	$ 600,316	$ 165,270	$ 162,020	$ 165,675
Foreign currency translation	(4,938)	3,250	(3,655)					(4,938)	3,250	(3,655)
Goodwill, ending balance	$ 760,648	$ 765,586	$ 762,336	$ 600,316	$ 600,316	$ 600,316	$ 600,316	$ 160,332	$ 165,270	$ 162,020